UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	May 14, 2022 shares
Class B Common Stock | Sponsor | AMCI ACQUISITION CORP. II
Number of shares surrendered	718,750
Aggregate number of shares owned	4,312,500